Organization and Principal Activities (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Organization and Principal Activities [Line Items]
Percentage of service fees	95.00%
Interest percentage	24.00%
TermLoans	20 years
Consolidated revenue from continuing operations	13.80%	42.40%	73.60%
EZGO [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests	100.00%
Assets [Member]
Organization and Principal Activities [Line Items]
Consolidated revenue from continuing operations	22.90%	34.60%
VIE [Member]
Organization and Principal Activities [Line Items]
Consolidated revenue from continuing operations		147.60%
VIE [Member]
Organization and Principal Activities [Line Items]
Consolidated revenue from continuing operations	68.20%